INTANGIBLE FIXED ASSETS - Movement in fair value in crypto assets (Details) £ in Thousands	Dec. 31, 2022 GBP (£) item	Dec. 31, 2021 GBP (£)
INTANGIBLE FIXED ASSETS
Intangible fixed assets	£ 1,744	£ 5,604
Digital Assets
INTANGIBLE FIXED ASSETS
Intangible fixed assets	£ 1,572
Polkadot - DOT
INTANGIBLE FIXED ASSETS
Coins / tokens | item	32,964
Polkadot - DOT | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible fixed assets	£ 118
Ethereum - ETH
INTANGIBLE FIXED ASSETS
Coins / tokens | item	518
Ethereum - ETH | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible fixed assets	£ 519
Alternative coins | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible fixed assets	164
Token deals | Digital Assets
INTANGIBLE FIXED ASSETS
Intangible fixed assets	£ 771